Fair Value of Financial Instruments - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Assets
Investments in available-for-sale-securities	$ 193	$ 192
Fair Value Measurements, Recurring
Assets
Investments in available-for-sale-securities	193	192
Total	193	192
Quoted Prices in Active Markets for Identical Assets (Level I) | Fair Value Measurements, Recurring
Assets
Investments in available-for-sale-securities	193	192
Total	$ 193	$ 192